Segment Information - Summary of Products and Services Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total	kr 263,351	kr 271,546	kr 232,314
Services [member]
Disclosure of operating segments [line items]
Total	104,586	97,522	80,117
Operating segments [member]
Disclosure of operating segments [line items]
Total	263,351	271,546	232,314
Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	158,765	174,024	152,197
Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	104,586	97,522	80,117
Networks [member]
Disclosure of operating segments [line items]
Total	171,442	193,468	167,838
Networks [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	171,442	193,468	167,838
Networks [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	131,393	147,997	128,951
Networks [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	40,049	45,471	38,887
Cloud Software and Services [Member]
Disclosure of operating segments [line items]
Total	63,630	60,524	56,224
Cloud Software and Services [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	63,630	60,524	56,224
Cloud Software and Services [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	21,672	21,105	19,267
Cloud Software and Services [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	41,958	39,419	36,957
Enterprise [Member]
Disclosure of operating segments [line items]
Total	25,745	14,597	5,513
Enterprise [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	25,745	14,597	5,513
Enterprise [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	5,704	4,923	3,955
Enterprise [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	20,041	9,674	1,558
Other [Member]
Disclosure of operating segments [line items]
Total	2,534	2,957	2,739
Other [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	2,534	2,957	2,739
Other [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	(4)	(1)	24
Other [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	kr 2,538	kr 2,958	kr 2,715